Schedule of capital leases future minimum payments receivable (Details) € in Thousands	Dec. 31, 2015 EUR (€)
Sales type leases [Member]
2016	€ 173
2017	134
2018	70
2019	48
2020	24
2021	14
Total minimum lease payments	463
License revenue [Member]
2016	152
2017	152
2018	152
2019	0
2020	0
2021	0
Total minimum lease payments	€ 455